Commitments	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
Commitments
37. Commitments

Figures in million - SA rand	2021	2020	2019
Capital expenditure
Authorised	19,983	7,535	5,971
Kloof	1,593	1,516	1,290
Driefontein	877	885	846
Beatrix	317	169	232
SGL corporate	1,086	961	762
Cooke	3	54	55
Burnstone	4,353	8	5
Kroondal	395	319	220
Platinum Mile	17	—	20
Rustenburg operation	3,348	2,574	2,033
Marikana	6,841	63	153
Other[1]	1,153	986	355
Contracted for	2,733	773	595
Other guarantees	2,653	1,488	1,421
[1] Includes authorised capital expenditure relating to DRDGOLD of R549 million (2020: R605 million, 2019: R134 million)
Commitments will be funded from internal sources and to the extent necessary from borrowings. This expenditure primarily relates to hostel upgrades, mining activities and infrastructure.